BY EDGAR

July 16, 2015

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-1090

Re:     Cohen & Steers International Realty Fund, Inc. (Registration Nos. 333-120705 and 811-21677)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Cohen & Steers International Realty Fund, Inc. (the “Registrant”), pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), by electronic submission via EDGAR, is Post-Effective Amendment No. 17 to the Registrant’s Registration Statement under the Securities Act and Amendment No. 20 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) on Form N-1A (the “Amendment”), including: (i) the Prospectus of the Registrant, (ii) the Statement of Additional Information (relating to each of the Registrant, Cohen & Steers Active Commodities Strategy Fund, Inc., Cohen & Steers Dividend Value Fund, Inc., Cohen & Steers Global Infrastructure Fund, Inc., Cohen & Steers Institutional Global Realty Shares, Inc., Cohen & Steers Institutional Realty Shares, Inc., Cohen & Steers Global Realty Shares, Inc., Cohen & Steers MLP & Energy Opportunity Fund, Inc., Cohen & Steers Preferred Securities and Income Fund, Inc., Cohen & Steers Real Assets Fund, Inc., Cohen & Steers Real Estate Securities Fund, Inc., Cohen & Steers Realty Shares, Inc.); and (iii) other information, the signature page, and exhibits.

The Amendment relates solely to the Class R and Class Z shares of the Registrant. It is intended that the Amendment become effective on or about October 1, 2015, pursuant to paragraph (a) of Rule 485 under the Securities Act.

Please direct any comments or questions on the Amendment to the undersigned at (212) 822-1608.

Regards,

/s/ Adithya Attawar

Adithya Attawar